Insurance Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	$ 8,397.5	$ 7,222.4	$ 6,272.2
Provision for losses and loss adjustment expenses	30,809.3	28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2
Total insurance contract liabilities	39,206.8	35,722.6
Total insurance contract liabilities, current	17,389.7	15,023.9
Total ceded insurance contract liabilities, current	4,218.2	3,715.8
Total insurance contract liabilities, net, current	13,171.5	11,308.1
Total insurance contract liabilities, non-current	21,817.1	20,698.7
Total ceded insurance contract liabilities, non-current	5,628.2	4,802.7
Total insurance contract liabilities, net, non-current	16,188.9	15,896.0
Total insurance contract liabilities, ceded	9,846.4	8,518.5
Total insurance contract liabilities, net	29,360.4	27,204.1
Gross
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	8,397.5	7,222.4
Provision for losses and loss adjustment expenses	30,809.3	28,500.2
Total insurance contract liabilities	39,206.8	35,722.6
Ceded
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	1,899.1	1,583.7
Provision for losses and loss adjustment expenses	7,947.3	6,934.8
Total insurance contract liabilities	9,846.4	8,518.5
Net
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	6,498.4	5,638.7
Provision for losses and loss adjustment expenses	22,862.0	21,565.4
Total insurance contract liabilities	$ 29,360.4	$ 27,204.1